Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%,
11/15/28(a)(b)	$6,625	$6,078,636
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	10,528	10,199,000
7.50%, 06/01/29(a)	8,310	7,125,825
7.75%, 04/15/28(a)(b)	8,945	7,927,786
9.00%, 09/15/28(a)(b)	6,915	7,356,782
Lamar Media Corp.
3.75%, 02/15/28(b)	5,460	5,143,156
4.88%, 01/15/29(b)	3,380	3,277,663
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	21,591	21,145,686
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29(a)(b)	4,605	4,267,657
5.00%, 08/15/27(a)(b)	5,911	5,778,002
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)(b)	4,071	4,001,793
		82,301,986
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	4,980	5,072,379
Bombardier Inc.
6.00%, 02/15/28(a)	6,705	6,686,230
7.50%, 02/01/29(a)(b)	6,675	6,968,582
7.88%, 04/15/27(a)(b)	8,840	8,859,551
F-Brasile SpA/F-Brasile U.S. LLC, Series XR,
7.38%, 08/15/26(a)(b)	3,740	3,741,683
Moog Inc., 4.25%, 12/15/27(a)(b)	4,590	4,398,368
Spirit AeroSystems Inc., 4.60%, 06/15/28(b)	6,340	5,994,470
TransDigm Inc.
4.63%, 01/15/29(b)	10,400	9,843,166
4.88%, 05/01/29(b)	6,775	6,448,835
5.50%, 11/15/27	22,200	21,924,285
6.38%, 03/01/29(a)	19,465	19,836,184
6.75%, 08/15/28(a)	17,650	18,024,879
Triumph Group Inc., 9.00%, 03/15/28(a)	8,565	9,018,517
		126,817,129
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	4,200	4,128,673
Vector Group Ltd.
5.75%, 02/01/29(a)	7,735	7,421,681
10.50%, 11/01/26(a)	4,326	4,375,434
		15,925,788
Airlines — 2.1%
Air Canada, 3.88%, 08/15/26(a)(b)	10,697	10,290,621
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	5,217	4,870,852
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	4,213	4,145,731
American Airlines Inc.
7.25%, 02/15/28(a)(b)	6,790	6,795,587
8.50%, 05/15/29(a)	8,400	8,663,200
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	13,430	13,348,546
5.75%, 04/20/29(a)	23,280	22,749,682
Delta Air Lines Inc.
2.90%, 10/28/24	3,464	3,438,020
4.38%, 04/19/28(b)	3,700	3,590,221
7.38%, 01/15/26(b)	3,001	3,072,274
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 11.00%,
04/15/29(a)(b)	8,381	7,970,497

Security	Par (000)	Value

Airlines (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25(a)	$4,585	$2,888,801
8.00%, 09/20/25(a)(b)	5,116	3,223,080
United Airlines Holdings Inc., 4.88%, 01/15/25	2,959	2,942,808
United Airlines Inc.
4.38%, 04/15/26(a)	17,318	16,889,899
4.63%, 04/15/29(a)	13,740	12,987,680
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
7.88%, 05/01/27(a)(b)	4,316	3,910,728
9.50%, 06/01/28(a)(b)	4,440	3,973,800
		135,752,027
Apparel — 0.3%
Crocs Inc., 4.25%, 03/15/29(a)	3,240	2,992,883
Hanesbrands Inc., 4.88%, 05/15/26(a)	7,575	7,417,156
Under Armour Inc., 3.25%, 06/15/26(b)	5,493	5,241,123
William Carter Co. (The), 5.63%, 03/15/27(a)	4,206	4,156,621
		19,807,783
Auto Manufacturers — 0.7%
Allison Transmission Inc.
4.75%, 10/01/27(a)	3,795	3,703,581
5.88%, 06/01/29(a)(b)	300	300,612
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29(a)	8,485	8,532,905
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,575	4,367,295
5.50%, 07/15/29(a)	2,850	2,786,989
5.88%, 01/15/28(a)(b)	5,075	5,011,562
7.75%, 10/15/25(a)	5,786	5,781,371
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	5,636	4,947,210
PM General Purchaser LLC, 9.50%, 10/01/28(a)	5,483	5,620,590
Wabash National Corp., 4.50%, 10/15/28(a)	3,705	3,364,017
		44,416,132
Auto Parts & Equipment — 2.3%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	6,962	6,851,913
7.00%, 04/15/28(a)	4,575	4,670,938
American Axle & Manufacturing Inc.
6.50%, 04/01/27(b)	4,299	4,313,774
6.88%, 07/01/28(b)	3,705	3,700,369
Clarios Global LP, 6.75%, 05/15/25(a)	3,783	3,785,459
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(b)	7,136	7,118,160
6.75%, 05/15/28(a)(b)	6,750	6,877,765
8.50%, 05/15/27(a)(b)	16,499	16,643,614
Cooper-Standard Automotive Inc.
10.63%, 05/15/27, (10.63% PIK)(a)(b)(c)	3,115	2,446,832
13.50%, 03/31/27,
(9% Cash and 4.5% PIK)(a)(b)(c)	3,812	4,096,607
Dana Inc.
5.38%, 11/15/27(b)	3,729	3,663,929
5.63%, 06/15/28(b)	3,680	3,583,400
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	6,202	6,055,740
5.00%, 05/31/26(b)	7,775	7,673,808
5.00%, 07/15/29(b)	5,816	5,483,761
9.50%, 05/31/25	6,555	6,564,177
IHO Verwaltungs GmbH
4.75%, 09/15/26,
(4.75% Cash and 5.50% PIK)(a)(c)	1,975	1,925,752

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
6.00%, 05/15/27,
(6.00% Cash and 6.75% PIK)(a)(c)	$4,110	$4,081,333
6.38%, 05/15/29,
(6.38% Cash and 7.13% PIK)(a)(c)	2,950	2,953,687
Phinia Inc., 6.75%, 04/15/29(a)	3,825	3,906,602
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	5,389	4,633,025
Tenneco Inc., 8.00%, 11/17/28(a)	16,415	14,882,660
Titan International Inc., 7.00%, 04/30/28(b)	3,725	3,617,124
ZF North America Capital Inc.
4.75%, 04/29/25(a)	8,816	8,716,115
6.88%, 04/14/28(a)	5,435	5,567,818
		143,814,362
Banks — 0.5%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	5,031	4,931,638
7.63%, 05/01/26(a)	4,581	4,585,008
12.00%, 10/01/28(a)	7,150	7,695,187
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	12,710	12,713,999
Popular Inc., 7.25%, 03/13/28	3,365	3,512,095
		33,437,927
Beverages — 0.2%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	6,618	6,170,044
Triton Water Holdings Inc., 6.25%, 04/01/29(a)	6,925	6,715,865
		12,885,909
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)	3,400	2,584,000

Building Materials — 1.3%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)(b)	4,620	2,719,888
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28(a)(b)	4,800	5,105,801
Camelot Return Merger Sub Inc., 8.75%,
08/01/28(a)(b)	6,380	6,305,035
Cornerstone Building Brands Inc., 9.50%,
08/15/29(a)	2,835	2,826,495
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	4,585	3,924,072
Eco Material Technologies Inc., 7.88%,
01/31/27(a)(b)	5,529	5,619,952
Griffon Corp., 5.75%, 03/01/28(b)	8,435	8,257,865
James Hardie International Finance DAC, 5.00%,
01/15/28(a)	3,703	3,567,609
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	3,685	3,509,790
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	3,000	2,771,656
New Enterprise Stone & Lime Co. Inc., 5.25%,
07/15/28(a)	5,390	5,175,750
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28(a)	9,555	9,457,061
Standard Industries Inc./NJ
4.75%, 01/15/28(a)	8,570	8,201,147
5.00%, 02/15/27(a)	7,542	7,375,602
Summit Materials LLC/Summit Materials Finance
Corp., 5.25%, 01/15/29(a)	6,330	6,179,103
		80,996,826
Chemicals — 2.8%
Cerdia Finanz GmbH, 10.50%, 02/15/27(a)	5,412	5,574,360
ASP Unifrax Holdings Inc., 5.25%, 09/30/28(a)	6,675	3,571,125
Avient Corp., 5.75%, 05/15/25(a)	5,308	5,293,086
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	6,002	5,456,598

Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%,
06/15/27(a)(b)	$4,566	$4,471,141
Chemours Co. (The)
5.38%, 05/15/27(b)	4,607	4,427,883
5.75%, 11/15/28(a)(b)	7,025	6,579,794
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28(a)(b)	4,981	4,827,336
Element Solutions Inc., 3.88%, 09/01/28(a)(b)	7,125	6,597,928
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	4,607	4,296,028
Herens Holdco SARL, 4.75%, 05/15/28(a)	3,245	2,815,038
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28(a)(b)	4,225	4,235,563
INEOS Finance PLC
6.75%, 05/15/28(a)	3,755	3,767,898
7.50%, 04/15/29(a)	6,400	6,528,000
INEOS Quattro Finance 2 PLC, 9.63%,
03/15/29(a)(b)	1,160	1,243,771
Ingevity Corp., 3.88%, 11/01/28(a)(b)	5,005	4,573,819
Mativ Holdings Inc., 6.88%, 10/01/26(a)(b)	3,215	3,210,707
Methanex Corp., 5.13%, 10/15/27(b)	6,311	6,150,744
Minerals Technologies Inc., 5.00%, 07/01/28(a)	3,725	3,581,215
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	4,360	3,934,900
5.00%, 05/01/25(a)(b)	4,232	4,197,079
5.25%, 06/01/27(a)	9,215	8,996,604
8.50%, 11/15/28(a)	3,710	3,937,794
Olin Corp., 5.13%, 09/15/27	4,570	4,462,034
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	7,020	6,481,004
9.75%, 11/15/28(a)	14,335	15,242,979
Rayonier AM Products Inc., 7.63%, 01/15/26(a)	4,376	4,157,200
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	9,385	8,728,493
6.63%, 05/01/29(a)(b)	6,055	5,697,976
SCIL IV LLC/SCIL USA Holdings LLC, Class-H,
5.38%, 11/01/26(a)(b)	6,845	6,669,336
SNF Group SACA, 3.13%, 03/15/27(a)	3,350	3,107,125
Tronox Inc., 4.63%, 03/15/29(a)(b)	9,450	8,599,500
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	6,739	6,510,363
		177,924,421
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 8.63%, 06/15/29(a)	3,375	3,546,774
SunCoke Energy Inc., 4.88%, 06/30/29(a)	4,125	3,769,219
		7,315,993
Commercial Services — 4.9%
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	3,625	3,525,313
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26(a)	5,253	5,191,276
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	3,728	3,789,046
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29(a)(b)	5,900	5,150,637
6.63%, 07/15/26(a)	300	300,293
9.75%, 07/15/27(a)(b)	9,395	9,383,256
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL, 4.63%,
06/01/28(a)	17,718	16,335,859
Alta Equipment Group Inc., 9.00%, 06/01/29(a)	4,180	3,960,550

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	$3,100	$2,838,164
4.63%, 10/01/27(a)(b)	4,625	4,434,219
APX Group Inc.
5.75%, 07/15/29(a)	6,500	6,330,431
6.75%, 02/15/27(a)	5,424	5,413,098
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28(a)(b)	4,487	4,130,079
5.38%, 03/01/29(a)(b)	5,250	4,805,798
5.75%, 07/15/27(a)(b)	3,701	3,584,072
5.75%, 07/15/27(a)(b)	3,241	3,116,807
Block Inc., 2.75%, 06/01/26	8,395	7,969,038
Brink's Co. (The)
4.63%, 10/15/27(a)	5,465	5,294,708
5.50%, 07/15/25(a)	3,170	3,162,075
6.50%, 06/15/29(a)	2,590	2,634,911
Carriage Services Inc., 4.25%, 05/15/29(a)	3,650	3,308,953
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	5,415	5,523,300
Cimpress PLC, 7.00%, 06/15/26(b)	4,980	4,973,775
CoreCivic Inc., 8.25%, 04/15/29(b)	4,545	4,775,969
Deluxe Corp., 8.00%, 06/01/29(a)	850	802,353
Garda World Security Corp.
4.63%, 02/15/27(a)	5,163	4,950,026
6.00%, 06/01/29(a)	4,050	3,751,718
7.75%, 02/15/28(a)(b)	3,660	3,766,369
9.50%, 11/01/27(a)	5,044	5,069,173
GEO Group Inc. (The), 8.63%, 04/15/29	5,720	5,948,800
Graham Holdings Co., 5.75%, 06/01/26(a)	3,205	3,186,539
Grand Canyon University
4.13%, 10/01/24	4,241	4,197,742
5.13%, 10/01/28(b)	3,500	3,223,101
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	10,080	9,993,413
6.63%, 06/15/29(a)(b)	3,680	3,758,200
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	4,456	3,395,026
12.63%, 07/15/29(a)(b)	6,000	6,495,240
Korn Ferry, 4.63%, 12/15/27(a)(b)	3,775	3,639,235
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26(a)	2,947	2,928,581
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29(a)(b)	6,100	5,811,165
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	8,125	7,567,958
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(a)(b)	8,726	8,129,905
5.75%, 04/15/26(a)	11,945	11,941,416
6.25%, 01/15/28(a)(b)	11,298	11,261,846
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	5,125	5,163,437
10.88%, 08/01/29(a)	2,500	2,500,000
Service Corp. International/U.S.
4.63%, 12/15/27	4,985	4,853,036
5.13%, 06/01/29(b)	5,275	5,182,238
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26(a)	4,131	4,027,725
Sotheby's, 7.38%, 10/15/27(a)(b)	6,690	5,599,530
StoneMor Inc., 8.50%, 05/15/29(a)(b)	2,950	2,470,809
TriNet Group Inc., 3.50%, 03/01/29(a)	4,625	4,194,297

Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc.
3.88%, 11/15/27	$6,755	$6,449,666
4.88%, 01/15/28	14,259	13,947,084
5.50%, 05/15/27	4,005	3,996,405
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	4,125	4,049,719
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	3,000	2,898,900
WASH Multifamily Acquisition Inc., 5.75%,
04/15/26(a)(b)	7,170	7,055,728
Williams Scotsman Inc.
4.63%, 08/15/28(a)	4,255	4,050,249
6.13%, 06/15/25(a)(b)	4,127	4,129,923
6.63%, 06/15/29(a)	4,275	4,348,028
		314,666,207
Computers — 1.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	3,675	3,495,844
ASGN Inc., 4.63%, 05/15/28(a)	4,972	4,756,961
Crowdstrike Holdings Inc., 3.00%, 02/15/29	6,455	5,790,736
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	11,725	12,805,972
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	5,880	5,615,400
5.13%, 04/15/29(a)(b)	10,335	9,863,194
Science Applications International Corp., 4.88%,
04/01/28(a)	3,755	3,626,110
Seagate HDD Cayman
4.09%, 06/01/29	1,263	1,185,595
4.75%, 01/01/25	3,955	3,921,936
4.88%, 06/01/27(b)	4,661	4,598,951
Unisys Corp., 6.88%, 11/01/27(a)(b)	4,472	4,028,154
Vericast Corp., 11.00%,	9,689	9,640,294
Virtusa Corp., 7.13%, 12/15/28(a)(b)	3,280	3,086,874
Western Digital Corp., 4.75%, 02/15/26	19,559	19,262,004
		91,678,025
Cosmetics & Personal Care — 0.5%
Coty Inc., 5.00%, 04/15/26(a)	5,320	5,261,480
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29(a)	4,645	4,450,491
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	4,525	4,201,462
5.50%, 06/01/28(a)	6,305	6,178,900
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	3,355	3,326,267
4.38%, 03/15/26	6,311	6,165,595
Prestige Brands Inc., 5.13%, 01/15/28(a)	3,735	3,652,270
		33,236,465
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.,
4.00%, 01/15/28(a)	5,890	5,555,743
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	6,049	5,852,407
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	4,600	4,579,913
Gates Corp./DE, 6.88%, 07/01/29(a)	4,125	4,211,198
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	3,343	3,352,611
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	10,680	9,752,417
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(a)(b)	5,028	5,132,633
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	4,100	4,223,854
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(d)(e)	5,855	444,834
9.00%, 11/15/26(a)(b)(d)(e)	9,112	3,890,824
		46,996,434
Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	4,560	4,367,568

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	$4,556	$4,655,549
Ally Financial Inc., 5.75%, 11/20/25(b)	8,773	8,801,242
Aretec Group Inc., 7.50%, 04/01/29(a)(b)	3,500	3,326,312
Bread Financial Holdings Inc., 9.75%,
03/15/29(a)(b)	7,900	8,479,292
Burford Capital Global Finance LLC, 6.25%,
04/15/28(a)	3,750	3,670,312
Castlelake Aviation Finance DAC, 5.00%,
04/15/27(a)(b)	3,885	3,777,358
Coinbase Global Inc., 3.38%, 10/01/28(a)(b)	8,555	7,528,400
Credit Acceptance Corp.
6.63%, 03/15/26(b)	3,657	3,659,028
9.25%, 12/15/28(a)	5,475	5,841,369
Encore Capital Group Inc., 9.25%, 04/01/29(a)	4,540	4,769,043
Enova International Inc.
8.50%, 09/15/25(a)	3,391	3,395,239
9.13%, 08/01/29(a)	1,425	1,439,132
11.25%, 12/15/28(a)	3,670	3,952,150
Finance of America Funding LLC, 7.88%,
11/15/25(a)	2,580	1,955,640
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29(a)	9,075	9,142,994
GGAM Finance Ltd.
6.88%, 04/15/29(a)(b)	3,465	3,550,290
8.00%, 02/15/27(a)	6,315	6,556,991
8.00%, 06/15/28(a)	5,500	5,817,020
7.75%, 05/15/26(a)	3,670	3,758,768
goeasy Ltd.
7.63%, 07/01/29(a)	5,375	5,498,625
9.25%, 12/01/28(a)	4,930	5,287,425
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28(a)(b)	3,580	2,603,853
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28(a)	8,425	7,820,338
Jefferson Capital Holdings LLC, 9.50%,
02/15/29(a)	3,700	3,885,636
LD Holdings Group LLC
6.13%, 04/01/28(a)	4,355	3,473,112
8.75%, 11/01/27(a)	3,190	2,916,875
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	4,270	4,379,765
8.13%, 03/30/29(a)(b)	4,575	4,842,692
8.38%, 05/01/28(a)(b)	4,545	4,811,110
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	8,480	8,190,832
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	4,567	4,487,762
5.50%, 08/15/28(a)	7,210	6,999,351
6.00%, 01/15/27(a)	5,492	5,444,879
6.50%, 08/01/29(a)	3,510	3,505,086
Navient Corp.
4.88%, 03/15/28(b)	4,530	4,232,007
5.00%, 03/15/27(b)	6,319	6,101,556
5.50%, 03/15/29(b)	6,440	5,993,869
5.88%, 10/25/24	4,110	4,095,615
6.75%, 06/25/25	4,172	4,186,967
6.75%, 06/15/26(b)	4,592	4,641,312
OneMain Finance Corp.
3.50%, 01/15/27	6,725	6,360,549
3.88%, 09/15/28(b)	5,435	4,975,969
6.63%, 01/15/28(b)	7,090	7,174,584
7.13%, 03/15/26	13,446	13,686,033

Security	Par (000)	Value

Diversified Financial Services (continued)
9.00%, 01/15/29(b)	$7,935	$8,408,799
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	2,913	2,971,260
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27(a)	3,706	3,613,350
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	5,910	5,474,071
5.38%, 10/15/25(a)	5,554	5,518,121
PHH Mortgage Corp., 7.88%, 03/15/26(a)(b)	3,441	3,381,901
PRA Group Inc., 8.38%, 02/01/28(a)	3,685	3,714,406
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	9,664	9,127,517
3.63%, 03/01/29(a)(b)	6,595	6,052,973
SLM Corp.
3.13%, 11/02/26	4,589	4,342,341
4.20%, 10/29/25	4,394	4,303,923
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	6,716	6,665,630
5.50%, 04/15/29(a)	6,025	5,801,015
5.75%, 06/15/27(a)	4,561	4,498,856
		307,913,662
Electric — 2.2%
Atlantica Sustainable Infrastructure PLC, 4.13%,
06/15/28(a)	3,595	3,561,926
Calpine Corp.
4.50%, 02/15/28(a)	10,845	10,389,239
4.63%, 02/01/29(a)(b)	5,735	5,415,331
5.13%, 03/15/28(a)	11,995	11,632,151
5.25%, 06/01/26(a)	3,250	3,224,341
Clearway Energy Operating LLC, 4.75%,
03/15/28(a)	7,635	7,339,716
DPL Inc.
4.13%, 07/01/25	3,590	3,513,264
4.35%, 04/15/29	1,875	1,762,828
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	4,600	4,397,370
4.25%, 09/15/24(a)	5	4,913
4.50%, 09/15/27(a)(b)	5,010	4,798,900
7.25%, 01/15/29(a)(b)	6,780	7,042,725
NRG Energy Inc.
3.38%, 02/15/29(a)	4,315	3,886,148
5.25%, 06/15/29(a)	6,325	6,124,181
5.75%, 01/15/28(b)	7,140	7,095,375
6.63%, 01/15/27	3,294	3,297,126
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28(a)	6,370	6,022,238
PG&E Corp., 5.00%, 07/01/28(b)	8,697	8,480,343
Pike Corp., 5.50%, 09/01/28(a)(b)	6,322	6,133,807
Terraform Global Operating LP, 6.13%,
03/01/26(a)(b)	3,335	3,329,418
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	2,223	2,096,289
5.00%, 07/31/27(a)(b)	11,003	10,783,002
5.50%, 09/01/26(a)	8,510	8,443,489
5.63%, 02/15/27(a)	11,216	11,128,211
		139,902,331
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	7,175	6,626,113
4.75%, 06/15/28(a)(b)	5,350	5,074,943

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
6.38%, 03/15/29(a)	$7,430	$7,535,126
7.25%, 06/15/28(a)(b)	10,715	10,968,624
		30,204,806
Electronics — 0.6%
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	9,225	9,487,451
Imola Merger Corp., 4.75%, 05/15/29(a)	11,010	10,353,666
Likewize Corp., 9.75%, 10/15/25(a)(b)	3,495	3,541,484
Sensata Technologies BV, 4.00%, 04/15/29(a)	8,718	8,077,245
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	4,580	4,254,591
		35,714,437
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)(b)	3,426	2,870,131
11.75%, 10/01/28(a)(b)	3,350	2,623,469
TerraForm Power Operating LLC, 5.00%,
01/31/28(a)	6,381	6,153,943
		11,647,543
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27	8,673	8,570,209
Arcosa Inc., 4.38%, 04/15/29(a)	3,450	3,240,930
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26(a)	3,533	3,517,268
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	3,817	3,607,868
Fluor Corp., 4.25%, 09/15/28(b)	5,170	4,953,307
Global Infrastructure Solutions Inc., 5.63%,
06/01/29(a)	233	224,399
TopBuild Corp., 3.63%, 03/15/29(a)(b)	3,475	3,183,969
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,420	3,744,900
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(a)(b)	3,705	3,523,270
		34,566,120
Entertainment — 3.1%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	4,945	4,312,308
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	8,130	5,924,737
10.00%, 06/15/26,
(10.00% Cash and 12.00% PIK)(a)(b)(c)	8,550	8,101,125
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,325	3,432,730
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	5,930	5,616,218
Caesars Entertainment Inc., 8.13%, 07/01/27(a)(b)	15,194	15,548,172
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op
5.25%, 07/15/29	564	547,915
5.38%, 04/15/27(b)	3,745	3,723,031
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	6,320	6,055,682
5.50%, 04/01/27(a)	5,475	5,413,391
Cinemark USA Inc., 5.25%, 07/15/28(a)(b)	6,756	6,529,674
International Game Technology PLC
4.13%, 04/15/26(a)	6,730	6,592,170
5.25%, 01/15/29(a)	6,710	6,555,083
6.25%, 01/15/27(a)	6,485	6,538,307
6.50%, 02/15/25(a)	4,079	4,082,630
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)(b)	4,581	4,250,527
Light & Wonder International Inc., 7.00%,
05/15/28(a)	5,915	5,962,202
Lions Gate Capital Holdings 1 Inc., 5.50%,
04/15/29(a)	3,200	2,870,400

Security	Par (000)	Value

Entertainment (continued)
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	$4,540	$4,278,950
4.75%, 10/15/27(a)(b)	8,340	8,079,375
4.88%, 11/01/24(a)(b)	4,866	4,853,987
6.50%, 05/15/27(a)	10,270	10,407,361
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	3,676	3,635,637
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29(a)	6,490	6,125,900
Mohegan Tribal Gaming Authority
7.88%, 10/15/24(a)(b)	5,774	5,745,852
8.00%, 02/01/26(a)	10,301	9,644,311
13.25%, 12/15/27(a)	425	479,187
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,680	3,631,700
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	3,724	3,919,510
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	3,200	2,829,273
5.63%, 01/15/27(a)(b)	3,826	3,733,381
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26(a)(b)	3,271	3,189,225
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29(a)(b)	8,500	7,713,532
Six Flags Entertainment Corp., 5.50%,
04/15/27(a)(b)	4,445	4,422,908
Six Flags Theme Parks Inc., 7.00%, 07/01/25(a)(b)	2,489	2,488,378
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27(a)	3,225	3,106,075
Universal Entertainment Corp., 8.75%,
12/11/24(a)(b)(f)	6,365	6,899,747
		197,240,591
Environmental Control — 0.9%
Clean Harbors Inc., 4.88%, 07/15/27(a)	5,010	4,900,081
Enviri Corp., 5.75%, 07/31/27(a)(b)	4,356	4,229,467
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	6,350	5,903,405
3.75%, 08/01/25(a)	6,232	6,161,890
4.00%, 08/01/28(a)(b)	6,450	6,072,481
4.75%, 06/15/29(a)(b)	6,315	6,020,119
5.13%, 12/15/26(a)	4,443	4,401,902
Madison IAQ LLC
4.13%, 06/30/28(a)	6,305	5,879,413
5.88%, 06/30/29(a)	8,075	7,563,045
Stericycle Inc., 3.88%, 01/15/29(a)	4,580	4,357,091
Waste Pro USA Inc., 5.50%, 02/15/26(a)(b)	4,650	4,617,284
		60,106,178
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	6,256	6,047,362
3.50%, 03/15/29(a)	11,373	10,357,391
4.63%, 01/15/27(a)	11,677	11,373,398
5.88%, 02/15/28(a)	6,595	6,549,541
6.50%, 02/15/28(a)(b)	6,765	6,854,163
7.50%, 03/15/26(a)	4,909	4,985,647
B&G Foods Inc.
5.25%, 09/15/27(b)	5,002	4,683,123
8.00%, 09/15/28(a)	5,800	5,905,894
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	3,555	2,639,918
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)	3,725	3,548,435
7.63%, 07/01/29(a)	4,000	4,145,880

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution Inc., 9.00%,
02/15/29(a)(b)	$6,725	$6,923,668
Lamb Weston Holdings Inc., 4.88%, 05/15/28(a)(b)	4,580	4,449,636
Performance Food Group Inc., 5.50%,
10/15/27(a)(b)	8,915	8,797,322
Post Holdings Inc., 5.63%, 01/15/28(a)(b)	7,915	7,833,098
Sigma Holdco BV, 7.88%, 05/15/26(a)	2,382	2,358,180
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29(a)(b)	7,450	6,712,849
TreeHouse Foods Inc., 4.00%, 09/01/28	4,596	4,142,145
U.S. Foods Inc.
4.75%, 02/15/29(a)(b)	7,575	7,256,797
6.88%, 09/15/28(a)(b)	4,575	4,700,698
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	4,570	4,175,838
		124,440,983
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25(a)(b)	4,768	4,756,080
5.00%, 02/01/28(a)(b)	9,650	9,422,592
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	3,950	3,841,375
10.50%, 05/15/29(a)	5,960	5,810,382
		23,830,429
Forest Products & Paper — 0.2%
Domtar Corp., 6.75%, 10/01/28(a)	5,834	5,316,903
Mercer International Inc., 5.13%, 02/01/29(b)	7,841	6,647,600
		11,964,503
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	1,420	1,413,586
5.75%, 05/20/27	4,747	4,594,418
5.88%, 08/20/26	6,065	5,976,615
9.38%, 06/01/28(a)	4,595	4,806,487
		16,791,106
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 11.50%,
06/15/28(a)(b)	3,715	4,035,419

Health Care - Products — 1.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	13,415	12,914,620
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	12,475	12,790,518
Hologic Inc.
3.25%, 02/15/29(a)	8,469	7,713,142
4.63%, 02/01/28(a)	3,635	3,507,775
Medline Borrower LP, 3.88%, 04/01/29(a)	19,125	17,834,062
Medline Borrower LP/Medline Co-Issuer Inc.,
6.25%, 04/01/29(a)(b)	9,585	9,789,365
Teleflex Inc.
4.25%, 06/01/28(a)	4,600	4,371,661
4.63%, 11/15/27(b)	4,364	4,239,735
		73,160,878
Health Care - Services — 3.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	4,325	4,141,187
5.50%, 07/01/28(a)	4,055	3,986,717
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)(b)	50	48,283
5.00%, 07/15/27(a)	3,961	3,935,364

Security	Par (000)	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	$4,575	$4,224,829
4.25%, 05/01/28(a)	4,655	4,433,887
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	16,089	15,446,610
6.00%, 01/15/29(a)	5,415	5,030,432
6.88%, 04/01/28(a)(b)	6,400	5,102,400
6.88%, 04/15/29(a)(b)	11,375	9,366,365
8.00%, 12/15/27(a)(b)	6,085	6,090,734
Encompass Health Corp.
4.50%, 02/01/28	7,220	6,991,667
5.75%, 09/15/25(b)	2,870	2,868,078
Global Medical Response Inc., 10.00%,
10/31/28(a)(b)(c)	30	29,845
Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 04/30/28(a)(b)	6,305	6,728,129
IQVIA Inc.
5.00%, 10/15/26(a)(b)	8,831	8,704,982
5.00%, 05/15/27(a)	9,270	9,091,831
Legacy LifePoint Health LLC, 4.38%, 02/15/27(a)	5,451	5,268,903
Lifepoint Health Inc., 5.38%, 01/15/29(a)(b)	4,570	4,153,083
Molina Healthcare Inc., 4.38%, 06/15/28(a)	7,004	6,673,061
MPH Acquisition Holdings LLC, 5.50%,
09/01/28(a)(b)	8,960	7,008,512
Prime Healthcare Services Inc., 7.25%, 11/01/25(a)	7,295	7,299,559
Quorum Health Corp., 11.63%, 04/15/23(d)(e)(g)	2,653	—
Radiology Partners Inc., 7.78%, 01/31/29,
(4.28% Cash and 3.50% PIK)(a)(b)(c)	5,883	5,544,428
Select Medical Corp., 6.25%, 08/15/26(a)	10,326	10,400,347
Tenet Healthcare Corp.
4.25%, 06/01/29	7,760	7,328,288
4.63%, 06/15/28	5,425	5,228,796
5.13%, 11/01/27	12,719	12,520,584
6.13%, 10/01/28(b)	20,675	20,726,687
6.25%, 02/01/27(b)	12,564	12,585,658
U.S. Acute Care Solutions LLC, 9.75%,
05/15/29(a)(b)	6,840	6,784,710
US Renal Care Inc., 10.63%, 07/15/27(a)	2,059	1,334,853
		209,078,809
Holding Companies - Diversified — 0.7%
Benteler International AG, Class A, 10.50%,
05/15/28(a)	4,475	4,763,186
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29(a)	8,450	8,095,269
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29	6,491	5,630,943
5.25%, 05/15/27	12,527	11,994,602
6.25%, 05/15/26	10,521	10,477,180
9.75%, 01/15/29(a)	6,105	6,417,729
		47,378,909
Home Builders — 0.9%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	2,760	2,863,086
Beazer Homes USA Inc., 5.88%, 10/15/27	3,321	3,284,486
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
5.00%, 06/15/29(a)(b)	2,940	2,728,614
6.25%, 09/15/27(a)	5,488	5,439,695
Century Communities Inc., 6.75%, 06/01/27	4,210	4,233,071

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Empire Communities Corp.
7.00%, 12/15/25(a)(b)	$3,500	$3,510,281
9.75%, 05/01/29(a)	3,920	4,078,211
Forestar Group Inc., 3.85%, 05/15/26(a)	3,696	3,569,412
LGI Homes Inc., 8.75%, 12/15/28(a)	3,660	3,886,463
M/I Homes Inc., 4.95%, 02/01/28	3,625	3,532,114
Mattamy Group Corp., 5.25%, 12/15/27(a)	4,560	4,471,935
Shea Homes LP/Shea Homes Funding Corp.,
4.75%, 02/15/28	4,132	3,955,267
Taylor Morrison Communities Inc.
5.75%, 01/15/28(a)	4,185	4,203,832
5.88%, 06/15/27(a)	4,650	4,667,437
Tri Pointe Homes Inc., 5.70%, 06/15/28	3,275	3,271,948
		57,695,852
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%,
04/15/29(a)	7,046	6,424,190

Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc., 6.13%,
06/15/29(a)	4,870	4,933,716

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	5,225	4,767,906

Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(a)	6,112	6,064,632
Newell Brands Inc.
4.88%, 06/01/25	4,121	4,095,244
5.70%, 04/01/26	17,339	17,265,309
6.38%, 09/15/27(b)	4,611	4,620,038
		32,045,223
Insurance — 1.2%
Acrisure LLC / Acrisure Finance Inc., 8.50%,
06/15/29(a)	3,785	3,883,561
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	6,140	5,668,755
8.25%, 02/01/29(a)	8,180	8,320,748
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27(a)	6,630	6,306,787
6.75%, 10/15/27(a)	11,773	11,695,004
6.75%, 04/15/28(a)	10,530	10,608,975
AmWINS Group Inc.
4.88%, 06/30/29(a)	6,475	6,107,833
6.38%, 02/15/29(a)(b)	6,252	6,345,780
AssuredPartners Inc., 5.63%, 01/15/29(a)	5,025	4,785,878
BroadStreet Partners Inc., 5.88%, 04/15/29(a)	6,650	6,409,602
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	1,000	1,035,680
GTCR AP Finance Inc., 8.00%, 05/15/27(a)(b)	4,088	4,105,506
Highlands Holdings Bond Issuer Ltd./Highlands
Holdings Bond Co-Issuer Inc., 7.63%, 10/15/25,
(6.25% Cash and 8.37% PIK)(a)(c).	4,205	4,235,136
		79,509,245
Internet — 2.5%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28(a)	3,175	2,826,957
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	4,625	4,026,063
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	8,495	7,574,397
6.13%, 12/01/28(a)	4,345	3,614,171

Security	Par (000)	Value

Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	$4,266	$3,895,071
5.63%, 09/15/28(a)	3,640	3,094,152
Cars.com Inc., 6.38%, 11/01/28(a)	3,700	3,636,286
Cogent Communications Group Inc.
3.50%, 05/01/26(a)(b)	4,646	4,476,574
7.00%, 06/15/27(a)	4,161	4,205,861
Gen Digital Inc.
5.00%, 04/15/25(a)	9,039	8,977,173
6.75%, 09/30/27(a)(b)	7,813	7,966,574
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	6,105	5,546,881
5.25%, 12/01/27(a)	5,430	5,341,762
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	4,575	4,218,150
ION Trading Technologies SARL
5.75%, 05/15/28(a)	3,945	3,679,083
9.50%, 05/30/29(a)	2,155	2,241,900
Match Group Holdings II LLC
4.63%, 06/01/28(a)	4,594	4,387,366
5.00%, 12/15/27(a)	4,150	4,026,123
5.63%, 02/15/29(a)(b)	3,380	3,293,916
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	6,014	4,124,762
11.75%, 10/15/28(a)(b)	4,365	4,411,516
Rakuten Group Inc.
9.75%, 04/15/29(a)	14,925	15,857,812
10.25%, 11/30/24(a)	350	355,308
11.25%, 02/15/27(a)	15,460	16,758,176
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25%
Cash and 4.25% PIK )(a)(b)(c)	2,331	1,972,496
Uber Technologies Inc.
6.25%, 01/15/28(a)(b)	4,555	4,596,849
7.50%, 09/15/27(a)	9,461	9,635,437
8.00%, 11/01/26(a)	11,624	11,677,980
		156,418,796
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	2,925	2,908,766
ATI Inc., 5.88%, 12/01/27(b)	3,265	3,242,655
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26(a)	5,216	4,704,776
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29(a)(b)	3,245	3,240,944
Carpenter Technology Corp., 6.38%, 07/15/28(b)	3,350	3,367,118
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	3,150	2,985,347
5.88%, 06/01/27(b)	4,574	4,562,336
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,600	2,701,097
Mineral Resources Ltd.
8.00%, 11/01/27(a)	5,705	5,841,349
8.13%, 05/01/27(a)	5,745	5,830,425
9.25%, 10/01/28(a)	9,690	10,305,315
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	3,050	2,831,579
U.S. Steel Corp., 6.88%, 03/01/29(b)	4,195	4,219,696
		56,741,403
Leisure Time — 1.9%
Acushnet Co., 7.38%, 10/15/28(a)(b)	3,045	3,178,134
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28(a)(b)	17,075	18,466,529
Life Time Inc.
5.75%, 01/15/26(a)	7,690	7,661,163

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
8.00%, 04/15/26(a)(b)	$3,866	$3,921,156
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	3,392	3,391,046
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	4,100	3,901,296
NCL Corp. Ltd.
3.63%, 12/15/24(a)(b)	4,614	4,567,860
5.88%, 03/15/26(a)(b)	11,962	11,909,367
5.88%, 02/15/27(a)	8,747	8,683,234
7.75%, 02/15/29(a)(b)	5,530	5,820,325
8.13%, 01/15/29(a)(b)	6,945	7,388,761
8.38%, 02/01/28(a)	5,465	5,751,913
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	4,720	4,708,200
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	7,893	7,370,089
11.25%, 12/15/27(a)(b)	4,935	4,873,313
Viking Cruises Ltd.
5.88%, 09/15/27(a)(b)	7,401	7,354,744
7.00%, 02/15/29(a)	4,550	4,595,500
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29(a)(b)	3,261	3,219,218
Vista Outdoor Inc., 4.50%, 03/15/29(a)	250	248,722
VOC Escrow Ltd., 5.00%, 02/15/28(a)	5,700	5,563,200
		122,573,770
Lodging — 2.9%
Boyd Gaming Corp., 4.75%, 12/01/27(b)	8,572	8,337,074
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	4,125	4,060,743
Genting New York LLC/GENNY Capital Inc.,
3.30%, 02/15/26(a)	4,791	4,589,795
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)(b)	1,400	1,299,113
5.38%, 05/01/25(a)	4,095	4,082,060
5.75%, 05/01/28(a)(b)	4,130	4,124,838
5.88%, 04/01/29(a)(b)	5,020	5,056,370
Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand Vacations Borrower
Esc, 5.00%, 06/01/29(a)(b)	7,125	6,701,820
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27	5,065	4,994,141
Marriott Ownership Resorts Inc., 4.50%,
06/15/29(a)(b)	1,100	1,022,819
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)(b)	8,485	8,344,994
5.25%, 04/26/26(a)(b)	4,417	4,276,792
5.63%, 07/17/27(a)	5,246	5,009,040
5.75%, 07/21/28(a)	7,185	6,735,937
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,771	6,465,306
5.25%, 06/18/25(a)(b)	3,946	3,902,160
5.88%, 05/15/26(a)(b)	6,810	6,743,069
MGM Resorts International
4.63%, 09/01/26(b)	3,690	3,618,875
4.75%, 10/15/28(b)	6,755	6,512,968
5.50%, 04/15/27	6,037	5,999,661
5.75%, 06/15/25	5,564	5,551,481
Station Casinos LLC, 4.50%, 02/15/28(a)(b)	6,159	5,845,815
Studio City Co. Ltd., 7.00%, 02/15/27(a)(b)	3,069	3,062,574
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	9,595	8,549,145
6.50%, 01/15/28(a)(b)	4,508	4,319,686
Travel & Leisure Co.
6.00%, 04/01/27	3,664	3,676,201
6.60%, 10/01/25	3,231	3,255,233

Security	Par (000)	Value

Lodging (continued)
6.63%, 07/31/26(a)	$5,866	$5,922,363
Wyndham Hotels & Resorts Inc., 4.38%,
08/15/28(a)(b)	4,570	4,312,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.25%, 05/15/27(a)(b)	7,790	7,634,200
Wynn Macau Ltd.
4.88%, 10/01/24(a)	4,909	4,893,829
5.50%, 01/15/26(a)	8,900	8,745,141
5.50%, 10/01/27(a)(b)	6,721	6,419,093
5.63%, 08/26/28(a)(b)	11,790	11,171,025
		185,236,298
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28(a)(b)	3,237	2,996,046
BWX Technologies Inc.
4.13%, 06/30/28(a)	3,555	3,378,139
4.13%, 04/15/29(a)	3,476	3,264,833
Esab Corp., 6.25%, 04/15/29(a)(b)	4,700	4,785,335
GrafTech Finance Inc., 4.63%, 12/15/28(a)	4,310	3,030,768
GrafTech Global Enterprises Inc., 9.88%,
12/15/28(a)	3,745	2,901,310
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC, 9.00%, 02/15/29(a)	8,775	9,045,067
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28(a)	4,560	4,679,928
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	3,775	3,520,187
Terex Corp., 5.00%, 05/15/29(a)(b)	5,225	5,022,531
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)	3,680	3,687,211
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	13,339	13,074,888
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	7,730	7,316,977
		66,703,220
Manufacturing — 0.7%
Amsted Industries Inc., 5.63%, 07/01/27(a)(b)	3,721	3,663,674
Calderys Financing LLC, 11.25%, 06/01/28(a)	5,000	5,355,250
Enpro Inc., 5.75%, 10/15/26	3,260	3,261,389
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	4,561	4,536,203
12.25%, 11/15/26(a)(b)	6,936	6,909,990
Hillenbrand Inc.
5.00%, 09/15/26	3,435	3,387,107
6.25%, 02/15/29(b)	4,335	4,389,187
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	5,294	5,137,880
Trinity Industries Inc., 7.75%, 07/15/28(a)	4,520	4,726,131
		41,366,811
Media — 7.4%
AMC Networks Inc.
4.25%, 02/15/29(b)	8,725	6,014,070
10.25%, 01/15/29(a)	7,522	7,416,316
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(a)	20,990	19,988,357
5.13%, 05/01/27(a)	27,656	26,817,954
5.38%, 06/01/29(a)	10,925	10,186,033
5.50%, 05/01/26(a)	6,320	6,289,850
CSC Holdings LLC
5.38%, 02/01/28(a)	8,380	6,641,150
5.50%, 04/15/27(a)	10,915	9,164,507
6.50%, 02/01/29(a)	14,574	11,221,980
11.25%, 05/15/28(a)(b)	8,370	7,574,850
11.75%, 01/31/29(a)	17,205	15,549,019
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27(a)	31,161	30,011,938

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.25%, 12/01/26(a)	$23,193	$19,295,996
5.75%, 12/01/28(a)	20,985	15,423,975
5.88%, 11/15/24	16,789	15,655,743
7.75%, 07/01/26	16,575	10,693,983
DISH Network Corp., 11.75%, 11/15/27(a)	29,740	29,740,000
GCI LLC, 4.75%, 10/15/28(a)	5,485	5,093,014
Gray Television Inc.
7.00%, 05/15/27(a)(b)	6,311	6,097,404
10.50%, 07/15/29(a)(b)	10,045	10,484,469
iHeartCommunications Inc., 6.38%, 05/01/26	6,775	5,789,238
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	5,800	4,831,574
6.75%, 10/15/27(a)	9,930	9,256,622
McGraw-Hill Education Inc., 5.75%, 08/01/28(a)(b)	8,075	7,782,281
Midcontinent Communications/Midcontinent
Finance Corp., 5.38%, 08/15/27(a)(b)	3,256	3,195,299
News Corp., 3.88%, 05/15/29(a)	8,775	8,130,476
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	8,971	8,261,878
5.63%, 07/15/27(a)(b)	14,815	14,363,760
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26(a)	7,821	6,248,141
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	4,670	3,035,500
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	8,403	7,981,274
4.00%, 07/15/28(a)	17,350	15,881,756
5.00%, 08/01/27(a)(b)	13,070	12,628,888
5.50%, 07/01/29(a)	7,000	6,682,900
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	4,205	4,108,369
TEGNA Inc.
4.63%, 03/15/28(b)	8,915	8,224,088
4.75%, 03/15/26(a)	5,010	4,926,759
Telenet Finance Luxembourg Notes SARL, 5.50%,
03/01/28(a)	8,800	8,428,024
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	4,856	4,766,941
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	8,830	7,718,745
6.63%, 06/01/27(a)(b)	13,244	13,173,376
8.00%, 08/15/28(a)	12,090	12,160,579
Urban One Inc., 7.38%, 02/01/28(a)(b)	6,490	4,950,157
Virgin Media Secured Finance PLC, 5.50%,
05/15/29(a)	11,875	11,066,313
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28(a)	4,530	4,233,285
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)(b)	5,696	5,670,902
		472,857,733
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%,
09/30/27(a)(b)	3,317	3,239,050

Mining — 0.8%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	4,571	4,272,279
5.50%, 12/15/27(a)(b)	3,020	2,985,270
6.13%, 05/15/28(a)(b)	1,620	1,622,970
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	2,575	2,410,558
Compass Minerals International Inc., 6.75%,
12/01/27(a)(b)	4,627	4,552,968
Constellium SE, 3.75%, 04/15/29(a)(b)	3,775	3,445,216

Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27(a)	$5,403	$5,179,824
Hecla Mining Co., 7.25%, 02/15/28(b)	4,375	4,412,570
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	4,555	4,273,729
New Gold Inc., 7.50%, 07/15/27(a)	3,657	3,700,536
Novelis Corp., 3.25%, 11/15/26(a)(b)	6,304	5,985,270
Perenti Finance Pty Ltd.
6.50%, 10/07/25(a)(b)	1,640	1,639,337
7.50%, 04/26/29(a)(b)	3,180	3,265,163
		47,745,690
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	3,536	3,500,640
7.25%, 03/15/29(a)(b)	3,225	3,032,421
Xerox Holdings Corp.
5.00%, 08/15/25(a)(b)	3,241	3,184,380
5.50%, 08/15/28(a)	6,710	5,683,370
		15,400,811
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	3,910	3,781,537

Oil & Gas — 6.2%
Aethon United BR LP/Aethon United Finance
Corp., 8.25%, 02/15/26(a)	6,219	6,300,158
Antero Resources Corp., 7.63%, 02/01/29(a)	3,475	3,589,533
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29(a)	1,935	1,898,090
7.00%, 11/01/26(a)(b)	5,495	5,503,208
8.25%, 12/31/28(a)	4,665	4,794,648
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	3,554	3,518,460
California Resources Corp.
7.13%, 02/01/26(a)(b)	4,951	4,962,635
8.25%, 06/15/29(a)	5,120	5,243,904
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25(a)(b)	3,477	3,473,277
Chesapeake Energy Corp.
5.50%, 02/01/26(a)	4,221	4,197,194
5.88%, 02/01/29(a)	3,551	3,535,612
6.75%, 04/15/29(a)(b)	8,015	8,104,713
Chord Energy Corp., 6.38%, 06/01/26(a)	3,466	3,481,770
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	5,832	5,834,561
7.00%, 06/15/25(a)	9,220	9,220,000
8.38%, 01/15/29(a)	9,485	9,864,779
Civitas Resources Inc.
5.00%, 10/15/26(a)	3,748	3,656,924
8.38%, 07/01/28(a)	11,430	12,012,756
CNX Resources Corp., 6.00%, 01/15/29(a)(b)	4,550	4,509,506
Comstock Resources Inc.
6.75%, 03/01/29(a)(b)	10,615	10,269,163
6.75%, 03/01/29(a)	3,350	3,233,755
Crescent Energy Finance LLC, 9.25%,
02/15/28(a)(b)	8,840	9,319,128
CrownRock LP/CrownRock Finance Inc., 5.63%,
10/15/25(a)	9,437	9,422,373
CVR Energy Inc.
5.75%, 02/15/28(a)	3,825	3,605,062
8.50%, 01/15/29(a)	5,400	5,491,125
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28(a)(b)	6,330	6,488,028

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28(a)	$8,200	$8,276,670
Energean PLC, 6.50%, 04/30/27(a)	350	344,312
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)	5,695	5,380,437
5.38%, 03/30/28(a)	5,705	5,117,756
Gulfport Energy Corp.
8.00%, 05/17/26(b)	20	20,257
8.00%, 05/17/26(a)	4,558	4,616,540
Harbour Energy PLC, 5.50%, 10/15/26(a)	4,531	4,468,699
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	5,420	5,321,431
6.25%, 11/01/28(a)	5,035	5,030,450
Ithaca Energy North Sea PLC, 9.00%, 07/15/26(a)	5,311	5,389,434
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29(a)(b)	2,320	2,342,504
Leviathan Bond Ltd.
6.13%, 06/30/25(a)	5,121	4,986,523
6.50%, 06/30/27(a)	5,456	5,090,448
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26(a)	3,553	3,537,123
Matador Resources Co., 6.88%, 04/15/28(a)(b)	4,545	4,638,565
MEG Energy Corp., 5.88%, 02/01/29(a)	5,470	5,403,496
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26(a)	5,797	5,802,402
10.50%, 05/15/27(a)	4,197	4,291,432
Murphy Oil Corp.
5.88%, 12/01/27(b)	4,105	4,105,000
6.38%, 07/15/28	3,340	3,370,165
Nabors Industries Inc., 7.38%, 05/15/27(a)	6,267	6,384,506
Nabors Industries Ltd.
7.25%, 01/15/26(a)	5,160	5,253,912
7.50%, 01/15/28(a)(b)	3,585	3,518,050
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	5,935	6,056,667
Parkland Corp., 5.88%, 07/15/27(a)	4,547	4,537,622
PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
02/15/28(b)	7,335	7,194,075
Permian Resources Operating LLC
5.88%, 07/01/29(a)	4,830	4,807,259
8.00%, 04/15/27(a)	5,051	5,215,233
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	3,720	3,723,424
Puma International Financing SA, 7.75%,
04/25/29(a)	3,480	3,526,319
Range Resources Corp.
4.88%, 05/15/25	5,642	5,603,522
8.25%, 01/15/29(b)	5,150	5,348,052
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)	2,970	3,055,387
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28(a)	5,345	5,589,953
SM Energy Co.
6.50%, 07/15/28(b)	3,695	3,677,929
6.63%, 01/15/27(b)	3,860	3,861,351
6.75%, 09/15/26	3,771	3,768,172
6.75%, 08/01/29(a)	4,000	4,025,000
Southwestern Energy Co.
5.38%, 02/01/29	6,250	6,116,263
5.70%, 01/23/25(b)	3,049	3,033,755
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	4,545	4,569,770
Sunoco LP, 7.00%, 05/01/29(a)	2,475	2,551,708
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	6,600	6,242,610

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 03/15/28	$3,710	$3,698,128
6.00%, 04/15/27	5,045	5,023,407
7.00%, 09/15/28(a)	4,630	4,764,174
Talos Production Inc., 9.00%, 02/01/29(a)	5,659	5,963,171
Teine Energy Ltd., 6.88%, 04/15/29(a)	450	445,894
Transocean Inc.
8.00%, 02/01/27(a)	5,392	5,401,598
8.25%, 05/15/29(a)(b)	8,010	8,180,212
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(b)	3,233	3,223,007
Transocean Titan Financing Ltd., 8.38%,
02/01/28(a)	4,795	4,986,800
Viper Energy Inc., 5.38%, 11/01/27(a)	3,963	3,904,900
		392,315,836
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28(a)	6,730	6,722,849
6.88%, 04/01/27(a)	4,541	4,566,368
Bristow Group Inc., 6.88%, 03/01/28(a).	3,685	3,656,377
Enerflex Ltd., 9.00%, 10/15/27(a)	5,684	5,864,240
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(a)	4,181	4,221,611
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	6,755	6,943,534
Solaris Midstream Holdings LLC, 7.63%,
04/01/26(a)	3,378	3,409,176
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 09/01/27	6,701	6,746,325
7.13%, 03/15/29(a)	8,425	8,576,229
Viridien, 8.75%, 04/01/27(a)(b)	4,541	4,366,634
		55,073,343
Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	5,485	4,885,490
6.00%, 06/15/27(a)	5,440	5,411,032
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc., 4.13%, 08/15/26(a)	9,929	8,466,128
Ball Corp.
6.00%, 06/15/29(b)	5,375	5,439,360
6.88%, 03/15/28	6,135	6,312,263
Berry Global Inc., 5.63%, 07/15/27(a)(b)	4,460	4,420,603
Cascades Inc./Cascades USA Inc., 5.38%,
01/15/28(a)(b)	4,040	3,923,820
Clydesdale Acquisition Holdings Inc., 6.63%,
04/15/29(a)(b)	4,550	4,531,815
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/26	3,833	3,706,976
Crown Americas LLC/Crown Americas Capital
Corp. VI, 4.75%, 02/01/26	7,615	7,496,891
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	4,675	4,539,191
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	4,065	3,786,040
3.50%, 03/01/29(a)(b)	3,100	2,818,094
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%,
09/15/28(a)(b)	6,185	6,078,088
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	3,565	3,048,521
LABL Inc.
5.88%, 11/01/28(a)(b)	4,650	4,299,953
6.75%, 07/15/26(a)	6,262	6,210,839

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
10.50%, 07/15/27(a)(b)	$6,151	$5,998,455
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	22,800	23,502,201
9.25%, 04/15/27(a)(b)	11,373	11,423,569
Owens-Brockway Glass Container Inc., 6.63%,
05/13/27(a)(b)	5,524	5,529,248
Pactiv Evergreen Group Issuer Inc./Pactiv
Evergreen Group Issuer LLC, 4.00%,
10/15/27(a)(b)	8,895	8,397,636
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc., 4.38%,
10/15/28(a)(b)	4,608	4,325,576
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	3,969	3,763,763
5.00%, 04/15/29(a)(b)	3,600	3,473,820
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
02/01/28(a)(b)	6,757	6,804,704
Silgan Holdings Inc., 4.13%, 02/01/28(b)	5,175	4,925,410
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	5,650	6,183,756
TriMas Corp., 4.13%, 04/15/29(a)(b)	3,425	3,160,590
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	8,845	8,663,943
8.50%, 08/15/27(a)(b)	6,504	6,377,494
		187,905,269
Pharmaceuticals — 2.9%
AdaptHealth LLC, 6.13%, 08/01/28(a)(b)	3,010	2,930,799
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	2,443	1,783,390
9.25%, 04/01/26(a)(b)	6,634	5,827,779
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	13,375	10,300,088
5.50%, 11/01/25(a)	14,360	13,431,626
6.13%, 02/01/27(a)	8,735	7,420,841
9.00%, 12/15/25(a)(b)	8,580	7,722,000
11.00%, 09/30/28(a)	15,170	14,191,535
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28(a)	4,584	4,304,037
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	6,735	6,847,609
Grifols SA, 4.75%, 10/15/28(a)(b)	5,940	5,412,825
HLF Financing SARL LLC/Herbalife
International Inc.
4.88%, 06/01/29(a)(b)	5,155	3,553,084
12.25%, 04/15/29(a)	6,945	6,968,127
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	13,022	12,265,096
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC, 14.75%, 11/14/28(a)(b)	1,500	1,633,564
Organon & Co./Organon Foreign Debt Co-Issuer
BV, 4.13%, 04/30/28(a)	17,657	16,636,205
Owens & Minor Inc., 4.50%, 03/31/29(a)(b)	4,000	3,510,000
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25(a)(b)	4,251	3,931,245
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	28,352	26,828,080
4.75%, 05/09/27(b)	8,851	8,593,031
5.13%, 05/09/29(b)	7,975	7,735,112
6.75%, 03/01/28(b)	10,875	11,151,551
7.13%, 01/31/25(b)	3,550	3,566,807
		186,544,431

Security	Par (000)	Value

Pipelines — 4.5%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29(a)	$910	$890,162
5.75%, 03/01/27(a)	5,887	5,872,871
5.75%, 01/15/28(a)	5,500	5,467,458
Blue Racer Midstream LLC/Blue Racer Finance
Corp., 7.00%, 07/15/29(a)	4,085	4,203,465
Buckeye Partners LP
3.95%, 12/01/26	5,356	5,167,610
4.13%, 03/01/25(a)(b)	2,757	2,725,295
4.13%, 12/01/27	3,577	3,371,140
4.50%, 03/01/28(a)	4,505	4,294,079
6.88%, 07/01/29(a)	4,910	4,979,575
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.13%, 06/01/28(a)	3,700	3,685,560
8.63%, 03/15/29(a)	7,685	7,996,460
DT Midstream Inc., 4.13%, 06/15/29(a)	8,625	8,053,594
EQM Midstream Partners LP
4.13%, 12/01/26(b)	4,446	4,329,321
4.50%, 01/15/29(a)	6,970	6,669,244
5.50%, 07/15/28	7,304	7,267,480
6.00%, 07/01/25(a)	3,335	3,332,499
6.38%, 04/01/29(a)(b)	5,055	5,162,419
6.50%, 07/01/27(a)	7,566	7,719,448
7.50%, 06/01/27(a)	4,546	4,670,198
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27(a)	5,426	5,825,064
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	6,225	6,315,932
8.00%, 01/15/27	8,679	8,874,277
8.25%, 01/15/29	5,470	5,688,800
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	3,250	3,235,014
7.00%, 08/01/27(b)	3,511	3,540,103
Harvest Midstream I LP, 7.50%, 09/01/28(a)	6,715	6,872,429
Hess Midstream Operations LP
5.13%, 06/15/28(a)(b)	5,025	4,896,234
5.63%, 02/15/26(a)	6,711	6,674,612
6.50%, 06/01/29(a)(b)	2,045	2,087,593
Howard Midstream Energy Partners LLC, 8.88%,
07/15/28(a)	5,010	5,311,402
Kinetik Holdings LP, 6.63%, 12/15/28(a)(b)	6,715	6,859,003
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28(a)(b)	3,625	3,970,245
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	12,984	12,075,120
6.75%, 09/15/25(a)	7,252	7,148,877
8.75%, 03/15/29(a)(b)	6,615	5,999,607
NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 02/15/29(a)	7,595	7,684,089
NuStar Logistics LP
5.63%, 04/28/27	5,045	5,027,202
5.75%, 10/01/25	5,400	5,399,186
6.00%, 06/01/26	4,584	4,592,973
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	3,222	3,161,369
4.95%, 07/15/29(a)	4,275	4,094,910
Summit Midstream Holdings LLC, 8.63%,
10/31/29(a)(b)	1,560	1,597,050

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28(a)	$6,680	$6,445,532
6.00%, 03/01/27(a)(b)	3,946	3,921,510
7.38%, 02/15/29(a)	7,130	7,219,660
Venture Global LNG Inc.
8.13%, 06/01/28(a)	19,165	19,932,079
9.50%, 02/01/29(a)	24,970	27,766,016
		288,073,766
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp., 5.75%, 01/15/29(a)(b)	5,010	3,444,375
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	6,810	6,284,568
Cushman & Wakefield U.S. Borrower LLC, 6.75%,
05/15/28(a)	5,480	5,491,946
Five Point Operating Co. LP/Five Point Capital
Corp., 10.50%, 01/15/28(a)(f)	4,758	4,889,190
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	5,580	5,122,574
5.38%, 08/01/28(a)	6,710	6,509,304
Hunt Companies Inc., 5.25%, 04/15/29(a)	5,500	5,147,313
Kennedy-Wilson Inc., 4.75%, 03/01/29(b)	5,120	4,504,064
Newmark Group Inc., 7.50%, 01/12/29	5,375	5,644,126
		47,037,460
Real Estate Investment Trusts — 4.3%
Apollo Commercial Real Estate Finance Inc.,
4.63%, 06/15/29(a)(b)	3,925	3,365,197
Blackstone Mortgage Trust Inc., 3.75%,
01/15/27(a)(b)	3,715	3,410,370
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	4,190	3,865,023
8.05%, 03/15/28(b)	3,025	3,199,211
8.88%, 04/12/29(b)	3,440	3,663,773
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.50%, 04/01/27(a)	6,513	6,155,393
5.75%, 05/15/26(a)	8,400	8,284,416
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28(a)	3,655	3,408,288
Diversified Healthcare Trust
4.75%, 02/15/28(b)	4,530	3,830,568
9.75%, 06/15/25	3,782	3,785,068
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27(a)(b)	4,595	4,135,408
Hudson Pacific Properties LP
3.95%, 11/01/27(b)	3,618	3,174,124
4.65%, 04/01/29(b)	4,300	3,606,530
5.95%, 02/15/28(b)	2,965	2,651,456
Iron Mountain Inc.
4.88%, 09/15/27(a)	8,665	8,455,145
5.00%, 07/15/28(a)	4,510	4,368,940
5.25%, 03/15/28(a)	7,205	7,051,173
7.00%, 02/15/29(a)(b)	8,605	8,830,881
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27(a)	5,885	5,688,323
4.75%, 06/15/29(a)(b)	5,545	5,263,591
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(b)	12,119	9,930,511

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 08/01/26(b)	$4,540	$4,074,650
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%,
09/30/28(a)(b)	4,515	4,114,294
Office Properties Income Trust, 9.00%, 09/30/29(a)	4,681	3,703,841
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	6,140	5,799,230
5.88%, 10/01/28(a)(b)	6,355	6,294,564
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	5,275	4,994,634
4.75%, 10/15/27(b)	6,310	6,133,415
7.25%, 07/15/28(a)	3,745	3,876,096
Rithm Capital Corp., 8.00%, 04/01/29(a)	6,850	6,790,062
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	4,571	4,359,591
SBA Communications Corp.
3.13%, 02/01/29(b)	12,975	11,753,014
3.88%, 02/15/27(b)	12,894	12,384,945
Service Properties Trust
3.95%, 01/15/28(b)	3,505	3,020,329
4.75%, 10/01/26(b)	4,125	3,948,796
4.95%, 02/15/27(b)	3,411	3,196,448
5.25%, 02/15/26	3,234	3,185,819
5.50%, 12/15/27(b)	3,891	3,708,512
8.38%, 06/15/29	5,725	5,684,868
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	3,735	3,555,272
3.75%, 12/31/24(a)(b)	3,309	3,263,038
4.38%, 01/15/27(a)(b)	4,686	4,498,294
4.75%, 03/15/25	4,286	4,245,597
7.25%, 04/01/29(a)	4,415	4,546,788
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28(a)	4,995	4,338,642
6.50%, 02/15/29(a)	9,411	7,131,656
10.50%, 02/15/28(a)	24,780	24,980,247
Vornado Realty LP
2.15%, 06/01/26	3,510	3,295,585
3.50%, 01/15/25(b)	2,950	2,916,612
XHR LP
4.88%, 06/01/29(a)(b)	4,000	3,775,000
6.38%, 08/15/25(a)	4,080	4,080,000
		273,773,228
Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	6,650	6,084,750
3.88%, 01/15/28(a)	13,305	12,506,700
4.38%, 01/15/28(a)(b)	6,445	6,137,026
5.75%, 04/15/25(a)(b)	3,951	3,946,970
Academy Ltd., 6.00%, 11/15/27(a)	3,670	3,636,511
Advance Auto Parts Inc., 1.75%, 10/01/27	3,310	2,936,312
Asbury Automotive Group Inc., 4.50%, 03/01/28(b)	3,706	3,536,784
Bath & Body Works Inc.
5.25%, 02/01/28(b)	4,650	4,559,445
7.50%, 06/15/29(b)	4,000	4,136,033
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27,
(7.75% Cash and 8.50% PIK)(a)(b)(c)	3,665	3,537,568
Beacon Roofing Supply Inc., 4.13%, 05/15/29(a)(b)	2,975	2,731,737
Brinker International Inc., 5.00%, 10/01/24(a)(b)	2,980	2,966,828
Carvana Co., 12.00%, 12/01/28,
(12.00% PIK)(a)(b)(c)	8,340	9,007,200

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
CEC Entertainment LLC, 6.75%, 05/01/26(a)(b)	$5,881	$5,861,887
Dave & Buster's Inc., 7.63%, 11/01/25(a)	3,678	3,690,845
eG Global Finance PLC, 12.00%, 11/30/28(a)	9,750	10,469,062
Evergreen Acqco 1 LP/TVI Inc., 9.75%,
04/26/28(a)(b)	3,752	3,961,201
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	5,986	5,993,482
5.88%, 04/01/29(a)	7,325	6,845,212
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 4.63%, 01/15/29(a)	8,405	7,854,052
FirstCash Inc., 4.63%, 09/01/28(a)	4,560	4,351,076
Foundation Building Materials Inc., 6.00%,
03/01/29(a)	3,730	3,343,012
Global Auto Holdings Ltd./AAG FH U.K. Ltd.,
8.38%, 01/15/29(a)	4,795	4,681,120
Group 1 Automotive Inc., 4.00%, 08/15/28(a)(b)	6,650	6,198,997
Guitar Center Inc., 8.50%, 01/15/26(a)	4,879	4,337,634
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	3,100	2,920,103
IRB Holding Corp., 7.00%, 06/15/25(a)	6,205	6,201,122
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	3,675	3,472,932
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 06/01/27(a)	6,625	6,499,622
Kohl's Corp., 4.25%, 07/17/25(b)	2,940	2,862,825
LBM Acquisition LLC, 6.25%, 01/15/29(a)	7,305	6,455,794
LCM Investments Holdings II LLC, 4.88%,
05/01/29(a)	8,550	8,036,887
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	6,805	6,158,525
4.63%, 12/15/27(a)(b)	3,800	3,654,726
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26(a)(b)	7,311	7,339,513
Macy's Retail Holdings LLC, 5.88%, 04/01/29(a)(b)	4,475	4,367,645
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	7,595	5,620,300
7.88%, 05/01/29(a)	10,505	6,040,375
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26(a)	9,635	9,672,776
Nordstrom Inc., 4.00%, 03/15/27	3,211	3,060,693
Park River Holdings Inc., 5.63%, 02/01/29(a)(b)	3,555	2,879,772
Patrick Industries Inc., 4.75%, 05/01/29(a)(b).	2,985	2,759,633
Penske Automotive Group Inc.
3.50%, 09/01/25(b)	4,419	4,308,525
3.75%, 06/15/29(b)	4,500	4,109,580
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)	10,230	9,606,354
7.75%, 02/15/29(a)	9,955	9,663,219
QVC Inc.
4.38%, 09/01/28(b)	4,445	3,428,280
4.45%, 02/15/25(b)	4,882	4,826,324
4.75%, 02/15/27(b)	5,070	4,436,250
Raising Cane's Restaurants LLC, 9.38%,
05/01/29(a)(b)	3,225	3,482,664
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25(a)(b)	3,226	3,253,179
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26(a)	6,112	6,019,997
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.88%, 03/01/27	3,241	3,217,768
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29(a)(b)	5,475	5,098,594
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	4,350	3,605,062

Security	Par (000)	Value

Retail (continued)
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(b)	$3,000	$2,851,720
Walgreens Boots Alliance Inc.
3.45%, 06/01/26	12,085	11,507,781
3.80%, 11/18/24	300	298,500
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	5,781	5,723,190
		306,751,674
Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,440	4,445,550
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	3,675	3,887,537
Entegris Inc.
3.63%, 05/01/29(a)(b)	3,600	3,264,588
4.38%, 04/15/28(a)(b)	3,755	3,570,280
4.75%, 04/15/29(a)	11,375	10,962,087
ON Semiconductor Corp., 3.88%, 09/01/28(a)	6,340	5,905,266
Synaptics Inc., 4.00%, 06/15/29(a)(b)	3,550	3,254,611
		35,289,919
Software — 2.8%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	3,250	3,225,625
Camelot Finance SA, 4.50%, 11/01/26(a)	5,891	5,741,621
CDK Global II LLC, 4.88%, 06/01/27	15	13,058
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29(a)	6,275	6,326,580
Central Parent LLC/CDK Global II LLC/CDK
Financing Co. Inc., 8.00%, 06/15/29(a)	6,325	6,509,880
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	7,989	7,487,761
4.88%, 07/01/29(a)(b)	7,775	7,333,769
Cloud Software Group Inc., 6.50%, 03/31/29(a)	33,646	32,813,850
Consensus Cloud Solutions Inc., 6.50%,
10/15/28(a)(b)	3,815	3,681,832
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	5,070	5,188,028
Elastic NV, 4.13%, 07/15/29(a)(b)	4,600	4,238,980
Fair Isaac Corp.
4.00%, 06/15/28(a)	7,551	7,111,343
5.25%, 05/15/26(a)	3,738	3,710,526
Helios Software Holdings Inc./ION Corporate
Solutions Finance SARL
4.63%, 05/01/28(a)(b)	3,035	2,768,101
8.75%, 05/01/29(a)	4,085	4,209,021
MicroStrategy Inc., 6.13%, 06/15/28(a)(b)	4,580	4,525,778
Open Text Corp., 3.88%, 02/15/28(a).	7,880	7,384,216
Playtika Holding Corp., 4.25%, 03/15/29(a)	5,500	4,915,167
PTC Inc.
3.63%, 02/15/25(a)	4,097	4,047,099
4.00%, 02/15/28(a)	4,580	4,328,787
Rocket Software Inc.
6.50%, 02/15/29(a)	5,230	4,720,075
9.00%, 11/28/28(a)	6,865	7,062,369
SS&C Technologies Inc., 5.50%, 09/30/27(a)(b)	16,881	16,719,905
Twilio Inc., 3.63%, 03/15/29(b)	4,600	4,177,956
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25(a)	14,974	13,130,326
West Technology Group LLC, 8.50%, 04/10/27(a)(b).	3,739	3,197,593
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp., 3.88%, 02/01/29(a)(b)	5,925	5,412,877
		179,982,123
Telecommunications — 3.1%
Altice Financing SA
5.00%, 01/15/28(a)(b)	10,413	8,304,367
9.63%, 07/15/27(a)(b)	3,390	3,167,493

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Altice France SA
5.13%, 01/15/29(a)(b)	$3,950	$2,759,569
5.13%, 07/15/29(a)	300	209,858
5.50%, 01/15/28(a)	9,360	6,852,456
8.13%, 02/01/27(a)	14,879	11,959,740
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)(b)	10,935	10,703,725
CommScope Inc., 6.00%, 03/01/26(a)(b)	12,995	12,175,093
CommScope Technologies LLC, 6.00%,
06/15/25(a)(b)	10,667	10,013,646
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(a)	17,981	17,625,875
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	3,550	3,062,585
6.50%, 10/01/28(a)	6,598	5,992,084
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	13,030	12,534,990
5.88%, 10/15/27(a)	10,085	9,990,453
6.75%, 05/01/29(a)(b)	8,650	8,195,222
Hughes Satellite Systems Corp., 5.25%,
08/01/26(b)	6,645	5,050,200
Iliad Holding SASU
6.50%, 10/15/26(a)	6,294	6,301,867
7.00%, 10/15/28(a)	7,585	7,592,888
Level 3 Financing Inc.
10.50%, 04/15/29(a)(b)	5,535	5,707,969
10.50%, 05/15/30(a)	2,414	2,482,196
11.00%, 11/15/29(a)(b)	3,305	3,499,184
Viasat Inc., 6.50%, 07/15/28(a)(b)	3,455	2,820,884
ViaSat Inc.
5.63%, 09/15/25(a)	5,971	5,899,229
5.63%, 04/15/27(a)(b)	5,586	5,243,439
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28(a)	11,965	11,550,413
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	12,893	11,029,156
6.13%, 03/01/28(a)(b)	9,186	6,400,345
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	2,215	2,260,961
		199,385,887
Transportation — 0.2%
Cargo Aircraft Management Inc., 4.75%,
02/01/28(a)(b)	6,294	5,889,611
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29(a)	2,531	2,305,064
RXO Inc., 7.50%, 11/15/27(a)(b)	3,341	3,452,297
		11,646,972
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure
Investors LLC, 5.50%, 05/01/28(a)(b)	8,560	8,388,800
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	6,151	5,847,724
		14,236,524
Total Corporate Bonds & Notes — 97.8%
(Cost: $6,212,574,107)		6,233,991,801

Security	Shares	Value

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(g)	25,958	$—

Office REITs — 0.0%
Office Properties Income Trust, NVS	16,557	41,227

Total Common Stocks — 0.0%
(Cost $2,676,566)		41,227

Total Long-Term Investments — 97.8%
(Cost: $6,215,250,673)		6,234,033,028

Short-Term Securities

Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(h)(i)(j)	967,027,592	967,414,403
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(h)(i)	40,930,000	40,930,000

Total Short-Term Securities — 15.8%
(Cost: $1,007,922,098)		1,008,344,403

Total Investments — 113.6%
(Cost: $7,223,172,771)		7,242,377,431

Liabilities in Excess of Other Assets — (13.6)%		(866,448,119)

Net Assets — 100.0%		$6,375,929,312

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$636,695,986	$ 330,747,871	(a)	$—	$(50,707)	$21,253	$967,414,403	967,027,592	$3,673,607	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,090,000	9,840,000	(a)	—	—	—	40,930,000	40,930,000	1,417,170		—
					$(50,707)	$21,253	$1,008,344,403		$5,090,777		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,233,991,801	$—	$6,233,991,801
Common Stocks	—	41,227	—	41,227
Short-Term Securities
Money Market Funds	1,008,344,403	—	—	1,008,344,403
	$1,008,344,403	$6,234,033,028	$—	$7,242,377,431

Portfolio Abbreviation

NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust